Commitment and Contingencies (Tables) - EQRx, INC. [Member]	12 Months Ended
Dec. 31, 2020
Commitment and Contingencies (Tables) [Line Items]
Schedule of operations and comprehensive loss
	Classification	Year Ended December 31, 2020
Operating lease costs	Research and development	$939
	General and administrative	1,669
Variable lease costs(1)	Research and development	240
	General and administrative	410
Total lease costs		$3,258

Schedule of total lease payment
Year ending December 31,
2021	$2,128
2022	3,255
2023	272
2024	—
2025	—
Thereafter	—
Total lease payments	5,655
Less: Imputed interest	(570)
Total future minimum lease obligations (lease liability)	$5,085